ING USA ANNUITY AND LIFE INSURANCE COMPANY (FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY)
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY


                              PROSPECTUS SUPPLEMENT
                               DATED MARCH 1, 2004

                         SUPPLEMENT TO THE PROSPECTUSES
                                DATED MAY 1, 2003

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
  ("GOLDENSELECT ACCESS(R) ONE, GOLDENSELECT DVA AND GOLDENSELECT DVA PLUS(R)")



The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2003. You should read and keep this supplement along with the prospectus.

Effective March 1, 2004, the information included in Appendix B, entitled "The Investment Portfolios" in the Prospectus regarding the ING Developing World Portfolio is replaced with the following:

---------------------- ---------------------------- ----------------------------------------------------------------------
FUND NAME              INVESTMENT ADVISER/          INVESTMENT OBJECTIVE(S)/SUMMARY
                       SUBADVISER                   OF PRINCIPAL INVESTMENT STRATEGIES
---------------------- ---------------------------- ----------------------------------------------------------------------
---------------------- ---------------------------- ----------------------------------------------------------------------
ING Developing World   Directed Services, Inc.      The Portfolio normally invests at least 80% of its assets in
Portfolio              Subadviser: IIM B.V.         securities of issuers located in at least three countries with emerging securities markets.  The Portfolio will provide
                                                    shareholders with at least 60 days prior notice of any change in this investment policy.  The Portfolio may invest up to 20% of its assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers.
---------------------- ---------------------------- ----------------------------------------------------------------------

Additionally, effective March 14, 2004, the Limited Maturity Bond Portfolio will no longer be available under your Contract for new premiums or reallocations from other investment options.








ING USA ANNUITY AND LIFE INSURANCE COMPANY (FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY)
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

GoldenSelect 132034                                                     03/01/04